Property, Plant and Equipment and Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Vessel ExpeditionShips OceanShips	Dec. 31, 2023 USD ($) Vessel
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	83
Number of ocean ships | OceanShips	11
Number of expedition ships | ExpeditionShips	2
Impairment related to property, plant and equipment and intangible assets	$ 0	$ 0
Additions to intangible assets	20,200,000	13,500,000
Software	33,600,000	33,400,000
Vessel design	14,700,000	15,500,000
Goodwill	8,000,000	8,000,000
Other intangible assets	$ 4,800,000	$ 5,200,000
Longships
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	58
Number of vessels scheduled for delivery under construction | Vessel	8	8
Longships-Seine
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels scheduled for delivery under construction | Vessel	2	2
Longship-Douro
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels scheduled for delivery under construction | Vessel	1
Small Classes
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	10
River Vessels
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	13
Additions to property, plant and equipment	$ 28,800,000	$ 23,700,000
Impairment loss	28,600,000
River Vessels - Viking Prestige
Property Plant And Equipment And Intangible Assets [line Items]
Impairment loss	$ 13,300,000
River Vessels Russia
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	5
River Vessels Ukraine
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	1
River Vessel Charters
Property Plant And Equipment And Intangible Assets [line Items]
Number of vessels | Vessel	2
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction	$ 275,900,000	102,500,000
River vessels - Delivery Viking Hathor and Viking Sobek
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of river vessels under construction to river vessels and equipment	72,300,000
River vessels - Delivery Viking Aton
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of river vessels under construction to river vessels and equipment		27,400,000
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Additions to property, plant and equipment	23,400,000	20,300,000
Disposals, property, plant and equipment	(6,200,000)	(12,200,000)
Ocean and Expedition Ships Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property, plant and equipment, payments under construction	581,500,000	516,700,000
Property, plant and equipment capitalized interest	20,500,000	10,900,000
Ocean And Expedition Ships - Delivery Viking Vela
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of ocean and expedition ships under construction to ocean and expedition ships and equipment	$ 482,200,000
Ocean And Expedition Ships - Delivery Viking Saturn
Property Plant And Equipment And Intangible Assets [line Items]
Reclassification of ocean and expedition ships under construction to ocean and expedition ships and equipment		$ 411,900,000